Consolidated Statements of Changes in Shareholders' Equity / (Deficit) - BRL (R$) R$ in Thousands	Total	Capital Units [Member]	Share issue costs [Member]	Capital Reserves [Member]	Treasury Shares [Member]	Accumulated losses [Member]	Other comprehensive income (loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2015	R$ 11,017,306	R$ 21,438,374	R$ (444,943)	R$ 17,762,545	R$ (5,531,092)	R$ (22,788,230)	R$ (609,895)	R$ 9,826,759	R$ 1,190,547
Loss for the year	(15,679,742)					(15,502,132)		(15,502,132)	(177,610)
Other comprehensive loss	(686,858)						(464,917)	(464,917)	(221,941)
Ending balance at Dec. 31, 2016	(5,349,294)	21,438,374	(444,943)	17,762,545	(5,531,092)	(38,290,362)	(1,074,812)	(6,140,290)	790,996
Loss for the year	(4,027,661)					(3,736,518)		(3,736,518)	(291,143)
Other comprehensive loss	(307,106)						(100,709)	(100,709)	(206,397)
Ending balance at Dec. 31, 2017	(9,684,061)	21,438,374	(444,943)	17,762,545	(5,531,092)	(42,026,880)	(1,175,521)	(9,977,517)	293,456
ASC 606 recognized	655,112					655,112		655,112
Balance at January 01, 2018	(9,028,949)	21,438,374	(444,943)	17,762,545	(5,531,092)	(41,371,768)	(1,175,521)	(9,322,405)	293,456
Issuance of shares to settle notes	11,613,980	10,600,097		1,013,883				11,613,980
Delivery of treasury shares to settle notes				(2,727,842)	2,727,842
Exercise of warrants	4,580			4,580				4,580
Loss for the year	27,393,837					27,369,422		27,369,422	24,415
Other comprehensive loss	(783,952)					(67,458)	(642,113)	(709,571)	(74,381)
Ending balance at Dec. 31, 2018	R$ 29,199,496	R$ 32,038,471	R$ (444,943)	R$ 16,053,166	R$ (2,803,250)	R$ (14,069,804)	R$ (1,817,634)	R$ 28,956,006	R$ 243,490